AB Tax-Managed All Market Income Portfolio

Portfolio of Investments

May 31, 2019 (unaudited)

	Principal Amount (000)		U.S. $ Value
MUNICIPAL OBLIGATIONS - 57.2%
Long-Term Municipal Bonds - 56.8%
Alabama - 1.6%
Black Belt Energy Gas District (Morgan Stanley)
Series 2019A
4.00%, 12/01/49	U.S.$	265	$292,825
Tuscaloosa County Industrial Development Authority (Hunt Refining Co.)
Series 2019A
5.25%, 5/01/44 (a)(b)		250	274,682
Water Works Board of the City of Birmingham (The)
Series 2010A
5.00%, 1/01/25		1,000	1,052,580

			1,620,087

American Samoa - 0.1%
American Samoa Economic Development Authority (Territory of American Samoa)
7.125%, 9/01/38 (b)		100	105,651

Arizona - 2.2%
Arizona Department of Transportation State Highway Fund Revenue
Series 2011A
5.00%, 7/01/25		1,685	1,808,258
Glendale Industrial Development Authority (Beatitudes Campus Obligated Group (The))
Series 2017
5.00%, 11/15/40 (a)		335	354,373
Tempe Industrial Development Authority (Mirabella at ASU, Inc.)
Series 2017A
6.125%, 10/01/47 (a)(b)		110	123,180

			2,285,811

California - 1.0%
California Infrastructure & Economic Development Bank (Pacific Gas & Electric Co.)
1.75%, 11/01/26 (a)(c)(d)		40	37,800
California School Finance Authority (Bright Star Schools Obligated Group)
Series 2017
5.00%, 6/01/54 (a)(b)		250	261,385
Golden State Tobacco Securitization Corp.
Series 2018A
5.00%, 6/01/47 (a)		200	198,408

	Principal Amount (000)		U.S. $ Value
State of California
Series 2017
5.00%, 8/01/26	U.S.$	440	$546,260

			1,043,853

Colorado - 0.7%
City & County of Denver CO Airport System Revenue (Denver Intl Airport)
Series 2018A
5.00%, 12/01/28		545	683,730

Connecticut - 1.2%
State of Connecticut Special Tax Revenue
Series 2012
5.00%, 1/01/27		1,135	1,263,210

Delaware - 0.2%
Delaware State Economic Development Authority (Newark Charter School, Inc.)
Series 2012
5.00%, 9/01/42		225	235,031

Florida - 4.9%
Cape Coral Health Facilities Authority (Gulf Care, Inc.)
Series 2015
6.00%, 7/01/50 (a)(b)		270	293,549
Capital Trust Agency, Inc. (Aviva Senior Life)
Series 2017
5.00%, 7/01/46 (a)(b)		340	357,265
Capital Trust Agency, Inc. (Provision Cares Proton Therapy Center - Orlando)
Series 2018A
7.50%, 6/01/48 (a)(b)		100	107,554
County of Miami-Dade Florida (County of Miami-Dade Florida Special Tax)
Series 2012A
5.00%, 10/01/25		560	620,693
County of Miami-Dade FL Aviation Revenue
Series 2014B
5.00%, 10/01/25		665	786,176
Florida Development Finance Corp. (Virgin Trains USA Florida LLC)
6.50%, 1/01/49 (a)(b)		225	226,267
North Broward Hospital District
Series 2017B
5.00%, 1/01/37-1/01/48		425	474,423
Overoaks Community Development District
Series 2010A-1
6.125%, 5/01/35 (a)		15	15,151
Series 2010A-2
6.125%, 5/01/35 (a)		35	35,391

	Principal Amount (000)		U.S. $ Value
Sarasota County School Board
Series 2010B
5.00%, 7/01/22 (Pre-refunded/ETM)	U.S.$	935	$970,885
Tampa Bay Water
Series 2011A
5.00%, 10/01/23		1,105	1,193,212

			5,080,566

Georgia - 1.6%
Augusta Development Authority (AU Health System Obligated Group)
Series 2018
5.00%, 7/01/30		200	239,646
City of Atlanta Department of Aviation (Hartsfield Jackson Atlanta Intl Airport)
Series 2014A
5.00%, 1/01/28		625	717,031
Main Street Natural Gas, Inc. (Royal Bank of Canada)
Series 2018C
4.00%, 8/01/48		450	490,171
Private Colleges & Universities Authority (Savannah College of Art & Design, Inc.)
Series 2014
5.00%, 4/01/44		210	230,824

			1,677,672

Guam - 0.3%
Territory of Guam (Territory of Guam Business Privilege Tax)
Series 2011A
5.125%, 1/01/42		300	312,693

Illinois - 7.3%
Chicago Board of Education
Series 2012A
5.00%, 12/01/42		950	990,061
Series 2016A
7.00%, 12/01/44		100	119,050
Series 2017B
6.75%, 12/01/30 (b)		135	170,604
7.00%, 12/01/42 (b)		100	124,189
Chicago O’Hare International Airport (TrIPs Obligated Group)
Series 2018
5.00%, 7/01/33		105	123,215
City of Chicago IL
Series 2014A
5.00%, 1/01/35		100	106,211
Illinois Finance Authority (Ascension Health Credit Group)
Series 2016C
5.00%, 2/15/41		415	481,329
Illinois Finance Authority (CHF-Chicago LLC)
Series 2017A
5.00%, 2/15/47		210	231,953

	Principal Amount (000)		U.S. $ Value
Illinois Finance Authority (Lutheran Home & Services Obligated Group)
Series 2012
5.75%, 5/15/46 (a)	U.S.$	475	$491,335
Illinois Finance Authority (Mercy Health Corp.)
Series 2016
5.00%, 12/01/46		430	477,064
Illinois Finance Authority (Park Place of Elmhurst Obligated Group)
Series 2016A
6.44%, 5/15/55 (a)		498	455,451
Illinois Finance Authority (Rosalind Franklin University of Medicine & Science)
Series 2017C
5.00%, 8/01/49		425	472,719
Metropolitan Pier & Exposition Authority
Series 2012
Zero Coupon, 12/15/41-12/15/50		675	226,803
Series 2017A
5.00%, 6/15/57		115	124,885
Series 2017B
Zero Coupon, 12/15/54		150	33,087
Railsplitter Tobacco Settlement Authority		365	408,311
Series 2017
5.00%, 6/01/23
State of Illinois
Series 2013
5.00%, 7/01/22		315	341,451
Series 2014
5.00%, 4/01/20		75	76,880
Series 2016
5.00%, 2/01/23-2/01/28		1,170	1,310,820
Series 2017A
5.00%, 12/01/25		135	153,550
Series 2017D
5.00%, 11/01/24-11/01/28		480	546,738

			7,465,706

Indiana - 0.6%
Indiana Bond Bank
Series 2007A
5.25%, 10/15/19		460	465,529
Indiana Finance Authority (RES Polyflow Indiana LLC)
7.00%, 3/01/39 (a)(b)		185	190,452

			655,981

Iowa - 0.5%
Iowa Finance Authority (Iowa Fertilizer Co. LLC)
Series 2013B
5.25%, 12/01/50		110	118,774

	Principal Amount (000)		U.S. $ Value
Xenia Rural Water District
Series 2016
5.00%, 12/01/31	U.S.$	340	$390,928

			509,702

Kansas - 0.3%
Wyandotte County-Kansas City Unified Government (Wyandotte County-Kansas City Unified Government Sales Tax)
Series 2018
4.50%, 6/01/40		310	318,733

Kentucky - 1.2%
Kentucky Economic Development Finance Authority (Baptist Healthcare System Obligated Group)
Series 2017B
5.00%, 8/15/37-8/15/46		620	705,989
Kentucky Economic Development Finance Authority (Owensboro Health, Inc. Obligated Group)
Series 2017A
5.00%, 6/01/37		315	349,697
5.25%, 6/01/41		150	169,582

			1,225,268

Louisiana - 0.4%
New Orleans Aviation Board
Series 2017B
5.00%, 1/01/48		400	453,968

Maryland - 1.4%
City of Baltimore MD (Baltimore Hotel Corp.)		400	462,168
Series 2017
5.00%, 9/01/34
City of Baltimore MD (East Baltimore Research Park Project)		215	232,939
Series 2017A
5.00%, 9/01/38 (a)
County of Frederick MD (Mount St. Mary’s University, Inc.)		215	231,207
Series 2017A
5.00%, 9/01/45 (b)
County of Howard MD (Downtown Columbia Project)
Series 2017A
4.50%, 2/15/47 (a)(b)		500	514,535

			1,440,849

Massachusetts - 1.7%
Massachusetts Development Finance Agency (Boston Medical Center Corp. Obligated Group)
Series 2015D
5.00%, 7/01/44		175	193,274

	Principal Amount (000)	U.S. $ Value
Massachusetts Development Finance Agency (Lawrence General Hospital Obligated Group)
Series 2017
5.00%, 7/01/47	U.S.$ 320	$350,278
Massachusetts Development Finance Agency (Merrimack College)
Series 2012A
5.25%, 7/01/42	635	674,160
Massachusetts Development Finance Agency (NewBridge on the Charles, Inc.)
Series 2017
5.00%, 10/01/37 (b)	200	219,112
Massachusetts Development Finance Agency (Zero Waste Solutions LLC)
Series 2017
8.00%, 12/01/22 (a)(b)	235	204,664
Series 2017A
7.75%, 12/01/44 (a)(b)	100	101,423

		1,742,911

Michigan - 2.7%
City of Detroit MI
5.00%, 4/01/36-4/01/37	65	70,685
Grand Rapids Economic Development Corp. (Beacon Hill at Eastgate)
Series 2017A
5.00%, 11/01/47 (a)	325	341,835
Michigan Finance Authority (Great Lakes Water Authority Sewage Disposal System Revenue)
AGM Series 2014C
5.00%, 7/01/28	325	374,471
Michigan Finance Authority (Great Lakes Water Authority Water Supply System Revenue)
AGM Series 2014D2
5.00%, 7/01/28	1,000	1,152,220
Michigan State Hospital Finance Authority (Trinity Health Corp.)
Series 2017C
5.00%, 12/01/23	445	511,483
Michigan Tobacco Settlement Finance Authority (Tobacco Settlement Financing Corp/MI)
Series 2007A
6.00%, 6/01/48	305	305,003

		2,755,697

Minnesota - 0.1%
City of Bethel MN (Lodge at Stillwater LLC (The))
Series 2018
5.25%, 6/01/58 (a)	100	105,349

	Principal Amount (000)		U.S. $ Value
Missouri - 1.0%
Cape Girardeau County Industrial Development Authority (SoutheastHEALTH Obligated Group)
Series 2017A
5.00%, 3/01/36	U.S.$	470	$530,498
Lee’s Summit Industrial Development Authority (John Knox Village Obligated Group)
Series 2016A
5.00%, 8/15/46		500	533,315

			1,063,813

Nebraska - 0.6%
Central Plains Energy Project (Goldman Sachs Group, Inc. (The))
Series 2017A
5.00%, 9/01/42		455	593,466

Nevada - 0.1%
State of Nevada Department of Business & Industry (Fulcrum Sierra Biofuels LLC)
Series 2018
6.95%, 2/15/38 (a)(b)		100	107,139

New Jersey - 5.8%
New Jersey Economic Development Authority (New Jersey Economic Development Authority State Lease)
Series 2013
5.00%, 3/01/30		685	742,369
Series 2014P
5.00%, 6/15/29		500	554,490
New Jersey Economic Development Authority (North Star Academy Charter School of Newark, Inc.)
Series 2017
5.00%, 7/15/47		415	457,699
New Jersey Economic Development Authority (NYNJ Link Borrower LLC)
Series 2013
5.25%, 1/01/25		1,195	1,365,718
New Jersey Economic Development Authority (Port Newark Container Terminal LLC)
Series 2017
5.00%, 10/01/47		415	458,301
New Jersey Transit Corp.
Series 2014A
5.00%, 9/15/20		300	312,324
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Trust Fund Authority State Lease)
Series 2013A
5.00%, 6/15/20		840	866,972
New Jersey Turnpike Authority
Series 2014A
5.00%, 1/01/29		675	778,937

	Principal Amount (000)		U.S. $ Value
Tobacco Settlement Financing Corp./NJ
Series 2018B
5.00%, 6/01/46	U.S.$	390	$416,477

			5,953,287

New York - 2.9%
County of Nassau NY
Series 2017C
5.00%, 10/01/26		225	277,227
New York City Transitional Finance Authority Building Aid Revenue (New York City Transitional Finance Authority Building Aid Revenue State Lease)
Series 2018S
5.00%, 7/15/32		195	242,586
New York State Dormitory Authority (State of New York Pers Income Tax)
Series 2018A
5.00%, 3/15/20		490	503,945
New York State Dormitory Authority (State University of New York Dormitory Fees)
Series 2013A
5.00%, 7/01/26		205	232,130
New York Transportation Development Corp. (Laguardia Gateway Partners LLC)
Series 2016A
5.00%, 7/01/41		460	506,313
Triborough Bridge & Tunnel Authority
Series 2012B
5.00%, 11/15/26		1,000	1,120,050
Westchester County Local Development Corp. (Westchester County Health Care Corp. Obligated Group)
Series 2016
5.00%, 11/01/46		105	116,661

			2,998,912

North Carolina - 0.3%
North Carolina Medical Care Commission (United Church Homes & Services Obligated Group)
Series 2017
5.00%, 9/01/41 (a)		250	267,723

Ohio - 2.7%
Buckeye Tobacco Settlement Financing Authority
Series 2007A-2
5.875%, 6/01/47		630	605,543
Butler County Port Authority (StoryPoint Obligated Group)
Series 2017A-1
6.375%, 1/15/43 (a)(b)		225	238,964
County of Allen OH Hospital Facilities Revenue (Mercy Health/OH)
Series 2017A
5.00%, 8/01/28		315	390,046

	Principal Amount (000)		U.S. $ Value
County of Cuyahoga/OH (MetroHealth System (The))
Series 2017
5.00%, 2/15/42	U.S.$	660	$732,065
County of Miami OH (Kettering Health Network Obligated Group)
5.00%, 8/01/33 (a)		195	234,076
Ohio Air Quality Development Authority (FirstEnergy Generation LLC)
Series 2009C
5.625%, 6/01/19 (a)(c)(d)		140	140,000
Series 2009D
4.25%, 8/01/29 (a)		250	250,000
Ohio Air Quality Development Authority (Pratt Paper/OH, Inc.)
Series 2017
4.50%, 1/15/48 (a)(b)		175	185,638
Ohio Water Development Authority Water Pollution Control Loan Fund (FirstEnergy Nuclear Generation LLC)
Series 2016A
4.375%, 6/01/33 (a)		45	45,000

			2,821,332

Pennsylvania - 2.9%
Allentown Neighborhood Improvement Zone Development Authority
Series 2017
5.00%, 5/01/42 (b)		220	240,711
Commonwealth of Pennsylvania
Series 2016
5.00%, 9/15/23		600	685,074
Crawford County Hospital Authority (Meadville Medical Center Obligated Group)
Series 2016A
6.00%, 6/01/51 (a)		215	242,965
Pennsylvania Economic Development Financing Authority (PA Bridges Finco LP)
Series 2015
5.00%, 12/31/34		220	249,876
Philadelphia Authority for Industrial Development (Evangelical Services for the Aging Obligated Group)
Series 2017A
5.00%, 7/01/49		335	355,773
Philadelphia Authority for Industrial Development (LLPCS Foundation)
Series 2005A
4.60%, 7/01/15 (a)(c)(e)(f)		55	550
School District of Philadelphia (The)
Series 2018A
5.00%, 9/01/34		1,000	1,193,340

			2,968,289

	Principal Amount (000)		U.S. $ Value
Puerto Rico - 2.3%
Commonwealth of Puerto Rico
Series 2001A
5.125%, 7/01/31 (c)(d)	U.S.$	100	$74,500
Series 2006A
5.25%, 7/01/23-7/01/24		35	26,075
Series 2006B
5.25%, 7/01/32 (c)(d)		10	7,450
Series 2008A
5.50%, 7/01/32 (a)		30	22,350
Series 2009C
6.00%, 7/01/39 (c)(d)		10	7,475
Series 2011A
5.75%, 7/01/24 (c)(d)		65	41,762
Series 2012A
5.125%, 7/01/37 (c)(d)		60	33,375
5.50%, 7/01/39 (c)(d)		80	44,500
Series 2014A
8.00%, 7/01/35 (c)(d)		255	124,312
GDB Debt Recovery Authority of Puerto Rico
Series 2018
7.50%, 8/20/40 (a)		90	66,442
Puerto Rico Commonwealth Aqueduct & Sewer Authority
Series 2008A
6.125%, 7/01/24		30	30,675
Series 2012A
5.00%, 7/01/33		50	49,625
5.125%, 7/01/37		25	24,812
5.25%, 7/01/29-7/01/42		110	110,000
5.50%, 7/01/28		30	30,075
5.75%, 7/01/37		30	30,300
6.00%, 7/01/47		30	30,375
Puerto Rico Electric Power Authority
Series 2007T
5.00%, 7/01/37 (c)(d)		30	23,925
Series 2010C
5.00%, 7/01/21 (c)(d)		25	19,938
Series 2010DDD
5.00%, 7/01/21 (c)(d)		15	11,963
AGM Series 2007V
5.25%, 7/01/27-7/01/31		370	405,969
Puerto Rico Highway & Transportation Authority
NATL Series 2007N
5.25%, 7/01/32		330	357,657
Puerto Rico Industrial Tourist Educational Medical & Envirml Ctl Facs Fing Auth (AES Puerto Rico LP)
Series 2000
6.625%, 6/01/26		225	224,719
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue
Series 2018A
Zero Coupon, 7/01/24-7/01/46 (a)		94	29,277
Series 2019A
5.00%, 7/01/58 (a)		557	553,686

			2,381,237

	Principal Amount (000)		U.S. $ Value
Tennessee - 0.8%
Bristol Industrial Development Board (Bristol Industrial Development Board Sales Tax)
Series 2016A
5.125%, 12/01/42 (a)(b)	U.S.$	280	$285,315
Memphis-Shelby County Industrial Development Board (Graceland, Inc.)
Series 2017A
5.50%, 7/01/37 (a)		100	108,964
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board (Trousdale Foundation Obligated Group)
Series 2018A
6.25%, 4/01/49 (a)(b)		100	110,779
Tennessee Housing Development Agency
Series 2017
4.00%, 7/01/48		285	302,838

			807,896

Texas - 3.5%
City of Houston TX
Series 2017A
5.00%, 3/01/26		405	488,936
Harris County-Houston Sports Authority
AGM Series 2014A
5.00%, 11/15/25		615	714,310
Irving Hospital Authority (Baylor Medical Center at Irving)
Series 2017A
5.00%, 10/15/44		500	559,130
New Hope Cultural Education Facilities Finance Corp. (BSPV - Plano LLC)
7.25%, 12/01/53 (a)		80	83,510
New Hope Cultural Education Facilities Finance Corp. (Longhorn Village)
Series 2017
5.00%, 1/01/37 (a)		325	351,588
Red River Education Finance Corp. (St. Edward’s University, Inc.)
Series 2016
5.00%, 6/01/46		90	99,598
Tarrant County Cultural Education Facilities Finance Corp. (CC Young Memorial Home Obligated Group)
Series 2017A
6.375%, 2/15/48 (a)		230	253,685

	Principal Amount (000)		U.S. $ Value
Tarrant County Cultural Education Facilities Finance Corp. (Trinity Terrace Project)
Series 2014A-1
5.00%, 10/01/44	U.S.$	300	$323,145
Uptown Development Authority
Series 2017A
5.00%, 9/01/40		625	695,144

			3,569,046

Vermont - 0.5%
Vermont Economic Development Authority (Casella Waste Systems, Inc.)
Series 2013
4.625%, 4/01/36 (b)		100	104,002
Vermont Economic Development Authority (Wake Robin Corp.)
Series 2017A
5.00%, 5/01/47 (a)		335	363,418

			467,420

Virginia - 0.6%
Richmond Redevelopment & Housing Authority (American Tobacco Holdings LLC)
Series 2017
5.55%, 1/01/37 (a)(b)		220	229,231
Tobacco Settlement Financing Corp./VA
Series 2007B-1
5.00%, 6/01/47		410	404,027

			633,258

Washington - 1.6%
Kalispel Tribe of Indians
Series 2018B
5.25%, 1/01/38 (a)(b)(g)		155	170,359
King County Public Hospital District No. 1
Series 2018
5.00%, 12/01/31		265	324,132
Washington Health Care Facilities Authority (Virginia Mason Medical Center Obligated Group)
Series 2017
5.00%, 8/15/37		355	403,457
Washington State Housing Finance Commission (Mirabella)
Series 2012A
6.75%, 10/01/47 (a)(b)		340	365,854
Washington State Housing Finance Commission (Presbyterian Retirement Communities Northwest Obligated Group)
Series 2016A
5.00%, 1/01/46 (b)		315	340,751

			1,604,553

	Principal Amount (000)		U.S. $ Value
West Virginia - 0.1%
West Virginia Economic Development Authority (Morgantown Energy Associates)
Series 2016
2.875%, 12/15/26	U.S.$	95	$94,609

Wisconsin - 1.1%
Wisconsin Public Finance Authority (American Dream at Meadowlands Project)
Series 2017
7.00%, 12/01/50 (a)(b)		105	124,990
Wisconsin Public Finance Authority (Bancroft Neurohealth Obligated Group)
Series 2016
5.125%, 6/01/48 (a)(b)		160	165,262
Wisconsin Public Finance Authority (Celanese US Holdings LLC)
Series 2016A
5.00%, 1/01/24		265	293,347
Wisconsin Public Finance Authority (Gannon University)
Series 2017
5.00%, 5/01/42-5/01/47		410	452,950
Wisconsin Public Finance Authority (Maryland Proton Treatment Center LLC)
Series 2018A-1
6.375%, 1/01/48 (a)(b)		100	106,790

			1,143,339

Total Long-Term Municipal Obligations (cost $55,697,094)			58,457,787

Short-Term Municipal Notes - 0.4%
South Carolina - 0.4%
County of Richland SC
Series 2019A
3.00%, 2/27/20
(cost $378,389)		375	378,889

Total Municipal Obligations (cost $56,075,483)			58,836,676

	Shares
COMMON STOCKS - 24.2%
Health Care - 4.5%
Biotechnology - 0.8%
AbbVie, Inc.		4,264	327,092
Amgen, Inc.		1,799	299,893
Gilead Sciences, Inc.		3,687	229,516

			856,501

Health Care Providers & Services - 0.2%
Cardinal Health, Inc.		820	34,497
CVS Health Corp.		3,800	199,006
Sonic Healthcare Ltd.		1,123	20,328

			253,831

Company	Shares	U.S. $ Value
Pharmaceuticals - 3.5%
AstraZeneca PLC	3,663	$269,935
Bristol-Myers Squibb Co.	4,816	218,502
GlaxoSmithKline PLC	14,351	277,060
Merck & Co., Inc.	7,461	590,986
Novartis AG	6,267	538,573
Orion Oyj - Class B	366	11,971
Pfizer, Inc.	16,047	666,271
Roche Holding AG	2,031	533,446
Sanofi	3,581	289,192
Takeda Pharmaceutical Co., Ltd.	4,502	153,078

		3,549,014

		4,659,346

Consumer Staples - 3.6%
Beverages - 1.1%
Coca-Cola Co. (The)	11,740	576,786
PepsiCo, Inc.	4,060	519,680

		1,096,466

Food & Staples Retailing - 0.2%
ICA Gruppen AB	190	7,577
Jeronimo Martins SGPS SA	636	9,674
Koninklijke Ahold Delhaize NV	3,564	79,936
Walgreens Boots Alliance, Inc.	2,318	114,370

		211,557

Food Products - 0.3%
Archer-Daniels-Midland Co.	1,594	61,082
Campbell Soup Co.	393	14,270
General Mills, Inc.	1,704	84,246
Kellogg Co.	746	39,210
Marine Harvest ASA (c)	1,219	28,287
Orkla ASA	3,037	26,300
WH Group Ltd. (b)	32,164	28,952

		282,347

Household Products - 0.8%
Kimberly-Clark Corp.	1,009	129,041
Procter & Gamble Co. (The)	7,231	744,142

		873,183

Personal Products - 0.4%
Unilever NV	4,213	253,595
Unilever PLC	3,209	195,767

		449,362

Tobacco - 0.8%
Altria Group, Inc.	5,483	268,996
Imperial Brands PLC	2,864	69,253
Japan Tobacco, Inc.	4,023	92,241
Philip Morris International, Inc.	4,566	352,176

		782,666

		3,695,581

Company	Shares	U.S. $ Value
Financials - 2.7% Banks - 1.0%
Bank Leumi Le-Israel BM	4,410	$29,548
Bank of Nova Scotia (The)	3,679	186,618
BB&T Corp.	2,207	103,177
Bendigo & Adelaide Bank Ltd.	731	5,686
BOC Hong Kong Holdings Ltd.	13,616	52,333
Canadian Imperial Bank of Commerce	1,313	99,563
Citizens Financial Group, Inc.	1,331	43,364
Comerica, Inc.	460	31,657
DBS Group Holdings Ltd.	5,678	100,503
Hang Seng Bank Ltd.	2,276	57,132
Huntington Bancshares, Inc./OH	3,026	38,279
KeyCorp	2,916	46,569
Oversea-Chinese Banking Corp., Ltd.	9,958	76,745
People’s United Financial, Inc.	1,116	17,153
Regions Financial Corp.	2,774	38,364
United Overseas Bank Ltd.	4,228	72,427

		999,118

Capital Markets - 0.4%
3i Group PLC	3,068	40,728
Amundi SA (b)	202	13,090
ASX Ltd.	578	30,284
CME Group, Inc. - Class A	1,058	203,263
Eaton Vance Corp.	346	13,224
Invesco Ltd.	1,148	22,432
Schroders PLC	389	14,329
Singapore Exchange Ltd.	2,352	12,650
St. James’s Place PLC	1,530	20,209
Standard Life Aberdeen PLC	7,459	25,210

		395,419

Insurance - 1.3%
Admiral Group PLC	789	20,535
Allianz SE	1,227	271,695
American Financial Group, Inc./OH	233	22,881
Assicurazioni Generali SpA	3,275	57,370
Baloise Holding AG	135	22,452
CNP Assurances	598	12,817
Dai-ichi Life Holdings, Inc.	3,117	44,770
Direct Line Insurance Group PLC	3,771	15,075
Fidelity National Financial, Inc.	852	32,845
Gjensidige Forsikring ASA	251	4,887
Great-West Lifeco, Inc.	1,064	24,089
Hannover Rueck SE	177	26,494
Insurance Australia Group Ltd.	7,404	39,172
Legal & General Group PLC	18,086	58,604
Manulife Financial Corp.	5,904	99,070
Medibank Pvt Ltd.	9,393	21,495
MS&AD Insurance Group Holdings, Inc.	1,324	41,856
Power Corp. of Canada	1,025	21,606
Power Financial Corp.	898	19,826
Principal Financial Group, Inc.	832	42,906

Company	Shares	U.S. $ Value
Sampo Oyj - Class A	1,393	$60,230
SCOR SE	637	26,207
Sun Life Financial, Inc.	1,765	68,505
Swiss Life Holding AG	103	46,847
T&D Holdings, Inc.	1,609	16,681
Tokio Marine Holdings, Inc.	2,008	99,513
Tryg A/S	382	11,940
Zurich Insurance Group AG	454	147,109

		1,377,477

		2,772,014

Industrials - 2.5%
Aerospace & Defense - 0.3%
BAE Systems PLC	9,204	52,618
Lockheed Martin Corp.	743	251,535
Meggitt PLC	2,733	16,900

		321,053

Air Freight & Logistics - 0.3%
Deutsche Post AG	2,898	85,260
Kuehne & Nagel International AG	149	19,818
United Parcel Service, Inc. - Class B	2,038	189,371

		294,449

Airlines - 0.0%
easyJet PLC	445	4,900
Japan Airlines Co., Ltd.	472	14,801

		19,701

Building Products - 0.1%
Cie de Saint-Gobain	1,700	61,317

Commercial Services & Supplies - 0.0%
Societe BIC SA (c)	136	10,642

Construction & Engineering - 0.2%
ACS Actividades de Construccion y Servicios SA	746	30,641
Bouygues SA	769	26,884
CIMIC Group Ltd.	208	6,513
Vinci SA	1,715	169,118

		233,156

Electrical Equipment - 0.4%
ABB Ltd.	5,473	99,967
Eaton Corp. PLC	1,258	93,709
Emerson Electric Co.	1,749	105,360
Schneider Electric SE	1,832	144,691

		443,727

Industrial Conglomerates - 0.6%
3M Co.	1,664	265,824
CK Hutchison Holdings Ltd.	7,998	75,544
Siemens AG	2,321	263,024
Smiths Group PLC	1,149	20,877

		625,269

Company	Shares	U.S. $ Value
Machinery - 0.3%
Amada Holdings Co., Ltd.	1,256	$12,880
ANDRITZ AG	262	9,421
Cummins, Inc.	415	62,565
Komatsu Ltd.	2,703	59,335
Kone Oyj - Class B	957	52,141
NSK Ltd.	645	5,147
PACCAR, Inc.	1,001	65,886
SKF AB - Class B	1,360	21,097
Wartsila Oyj Abp	1,353	19,760

		308,232

Professional Services - 0.1%
Adecco Group AG	457	24,669
Randstad NV	437	22,496
SGS SA	15	37,833

		84,998

Road & Rail - 0.0%
Aurizon Holdings Ltd.	7,064	25,338
ComfortDelGro Corp., Ltd.	4,077	7,306

		32,644

Trading Companies & Distributors - 0.1%
ITOCHU Corp.	4,005	73,525

Transportation Infrastructure - 0.1%
Aena SME SA (b)	209	38,378
Auckland International Airport Ltd.	3,438	19,669

		58,047

		2,566,760

Communication Services - 2.2%
Diversified Telecommunication Services - 1.6%
AT&T, Inc.	21,056	643,893
BCE, Inc.	412	18,552
BT Group PLC	24,519	59,793
Elisa Oyj	374	16,679
HKT Trust & HKT Ltd. - Class SS	13,845	21,828
Nippon Telegraph & Telephone Corp.	2,025	90,601
Singapore Telecommunications Ltd.	24,215	56,467
Spark New Zealand Ltd.	4,368	10,885
Swisscom AG	81	38,743
Telenor ASA	2,329	47,933
TELUS Corp.	540	19,944
Verizon Communications, Inc.	11,944	649,156

		1,674,474

Media - 0.2%
Eutelsat Communications SA	91	1,605
Interpublic Group of Cos., Inc. (The)	1,152	24,445
ITV PLC	9,763	13,219
Omnicom Group, Inc.	666	51,522
Publicis Groupe SA	674	36,860
Shaw Communications, Inc. - Class B	1,222	24,818
WPP PLC	3,495	41,525

		193,994

Company	Shares	U.S. $ Value
Wireless Telecommunication Services - 0.4%
KDDI Corp.	5,143	$131,727
NTT DOCOMO, Inc.	3,831	88,059
Rogers Communications, Inc. - Class B	1,052	55,348
Vodafone Group PLC	79,129	129,188

		404,322

		2,272,790

Energy - 1.8%
Oil, Gas & Consumable Fuels - 1.8%
Enagas SA	661	18,067
Exxon Mobil Corp.	12,247	866,720
Galp Energia SGPS SA	1,479	22,217
Inter Pipeline Ltd.	1,172	17,863
Keyera Corp.	774	18,646
Marathon Petroleum Corp.	1,947	89,542
Pembina Pipeline Corp.	1,469	52,408
Phillips 66	1,291	104,313
Snam SpA	7,121	35,765
TC Energy Corp.	2,752	134,159
TOTAL SA	7,585	393,264
Valero Energy Corp.	1,220	85,888

		1,838,852

Utilities - 1.8%
Electric Utilities - 1.1%
Alliant Energy Corp.	646	30,659
American Electric Power Co., Inc.	1,458	125,563
CK Infrastructure Holdings Ltd.	2,575	19,886
CLP Holdings Ltd.	4,847	54,897
Duke Energy Corp.	2,128	182,178
Edison International	933	55,392
EDP-Energias de Portugal SA	8,217	29,947
Endesa SA	1,174	29,246
Eversource Energy	923	68,154
Fortis, Inc./Canada	1,320	49,856
Iberdrola SA	16,963	157,718
OGE Energy Corp.	531	22,068
Pinnacle West Capital Corp.	325	30,521
Power Assets Holdings Ltd.	4,254	29,437
PPL Corp.	2,029	60,383
Red Electrica Corp. SA	1,264	26,791
SSE PLC	3,210	43,796
Terna Rete Elettrica Nazionale SpA	3,992	24,386
Xcel Energy, Inc.	1,537	88,132

		1,129,010

Multi-Utilities - 0.7%
Ameren Corp.	680	49,871
CMS Energy Corp.	840	47,132
Consolidated Edison, Inc.	890	76,807
DTE Energy Co.	525	65,872
E.ON SE	6,830	71,411
Innogy SE (b)	507	22,984
National Grid PLC	10,311	103,663
Public Service Enterprise Group, Inc.	1,471	86,436
Sempra Energy	803	105,554
WEC Energy Group, Inc.	931	74,992

		704,722

		1,833,732

Company	Shares	U.S. $ Value
Consumer Discretionary - 1.7%
Auto Components - 0.3%
Aisin Seiki Co., Ltd.	468	$15,410
Autoliv, Inc.	239	14,715
Bridgestone Corp.	1,824	67,840
Cie Generale des Etablissements Michelin SCA - Class B	590	67,662
Continental AG	318	43,248
Denso Corp.	1,253	48,191
Magna International, Inc. - Class A (Canada)	917	39,276
Nokian Renkaat Oyj (c)	439	12,542
Sumitomo Electric Industries Ltd.	2,180	26,187

		335,071

Automobiles - 0.4%
Bayerische Motoren Werke AG	961	66,681
Daimler AG	2,720	140,974
General Motors Co.	3,670	122,358
Nissan Motor Co., Ltd.	6,548	44,448
Subaru Corp.	1,867	43,142
Yamaha Motor Co., Ltd.	819	13,943

		431,546

Distributors - 0.1%
Genuine Parts Co.	411	40,648

Diversified Consumer Services - 0.0%
H&R Block, Inc.	478	12,547

Hotels, Restaurants & Leisure - 0.3%
Carnival Corp.	1,203	61,581
Carnival PLC	508	25,299
Crown Resorts Ltd.	710	6,155
Darden Restaurants, Inc.	344	40,014
Flutter Entertainment PLC	227	16,154
GVC Holdings PLC	143	1,081
Las Vegas Sands Corp.	1,039	57,145
Sands China Ltd.	7,638	34,614
Sodexo SA	281	32,334

		274,377

Household Durables - 0.2%
Barratt Developments PLC	2,752	19,412
Electrolux AB - Class B	683	14,797
Garmin Ltd.	343	26,233
Iida Group Holdings Co., Ltd.	673	10,643
Leggett & Platt, Inc.	342	12,145
Nikon Corp.	927	12,673
Persimmon PLC	933	23,209
Sekisui House Ltd.	2,060	32,949
Taylor Wimpey PLC	9,380	19,598
Whirlpool Corp.	189	21,712

		193,371

Company	Shares	U.S. $ Value
Multiline Retail - 0.3%
Harvey Norman Holdings Ltd.	2,376	$6,836
Kohl’s Corp.	535	26,386
Macy’s, Inc.	970	19,953
Marks & Spencer Group PLC	5,528	15,733
Next PLC	443	32,293
Target Corp.	1,490	119,870
Wesfarmers Ltd.	3,413	87,494

		308,565

Specialty Retail - 0.1%
Gap, Inc. (The)	648	12,105
Industria de Diseno Textil SA	3,153	84,200
Kingfisher PLC	6,591	17,772
L Brands, Inc.	690	15,497

		129,574

Textiles, Apparel & Luxury Goods - 0.0%
Hanesbrands, Inc.	1,118	16,602

		1,742,301

Information Technology - 1.7%
Communications Equipment - 0.7%
Cisco Systems, Inc.	12,724	662,029

Electronic Equipment, Instruments & Components - 0.0%
Venture Corp., Ltd.	526	5,774

IT Services - 0.4%
International Business Machines Corp.	2,572	326,618
Paychex, Inc.	907	77,812
Western Union Co. (The) - Class W	1,355	26,287

		430,717

Semiconductors & Semiconductor Equipment - 0.4%
Broadcom, Inc.	1,145	288,128
Maxim Integrated Products, Inc.	811	42,651
Tokyo Electron Ltd.	459	61,774

		392,553

Software - 0.0%
Micro Focus International	990	23,896

Technology Hardware, Storage & Peripherals - 0.2%
Canon, Inc.	2,971	83,699
HP, Inc.	4,433	82,808
Seagate Technology PLC	670	28,040

		194,547

		1,709,516

Materials - 1.4%
Chemicals - 0.8%
BASF SE	2,787	183,925
Covestro AG (b)	563	24,602
Dow, Inc. (c)	2,210	103,340
DowDuPont, Inc.	6,517	198,899
Eastman Chemical Co.	404	26,228

Company	Shares	U.S. $ Value
EMS-Chemie Holding AG	24	$14,371
Evonik Industries AG	582	15,255
LyondellBasell Industries NV - Class A	868	64,449
Mitsubishi Chemical Holdings Corp.	3,747	24,419
Mitsubishi Gas Chemical Co., Inc.	803	9,943
Nitto Denko Corp.	452	19,636
Nutrien Ltd.	1,885	91,935
Solvay SA	230	21,616
Sumitomo Chemical Co., Ltd.	4,361	18,741

		817,359

Construction Materials - 0.0%
Boral Ltd.	339	1,273

Containers & Packaging - 0.1%
Amcor Ltd./Australia	3,673	41,933
International Paper Co.	1,063	44,083
Packaging Corp. of America	273	24,319
Smurfit Kappa Group PLC	652	18,007

		128,342

Metals & Mining - 0.4%
Anglo American PLC	3,046	72,871
Boliden AB (f)	801	18,227
Fortescue Metals Group Ltd.	4,494	24,990
Nippon Steel Corp.	2,335	38,615
Norsk Hydro ASA	2,899	10,133
Rio Tinto Ltd.	1,222	84,812
Rio Tinto PLC	3,295	188,944
voestalpine AG	377	9,828

		448,420

Paper & Forest Products - 0.1%
Mondi PLC	1,062	21,983
Stora Enso Oyj - Class R	1,697	17,914
UPM-Kymmene Oyj	1,579	39,503

		79,400

		1,474,794

Real Estate - 0.3%
Real Estate Management & Development - 0.3%
Daito Trust Construction Co., Ltd.	260	33,780
Daiwa House Industry Co., Ltd.	1,637	48,910
Hang Lung Properties Ltd.	6,171	13,020
Henderson Land Development Co., Ltd.	5,237	27,061
LendLease Group	1,999	19,715
New World Development Co., Ltd.	16,979	25,102
Sino Land Co., Ltd.	10,511	16,820
Sun Hung Kai Properties Ltd.	4,940	78,206
Swire Properties Ltd.	3,438	14,179
Swiss Prime Site AG (c)	242	19,728
Wharf Holdings Ltd. (The)	2,100	5,366
Wharf Real Estate Investment Co., Ltd.	3,510	24,019

		325,906

Total Common Stocks (cost $24,732,742)		24,891,592

Company	Shares	U.S. $ Value
INVESTMENT COMPANIES - 6.6%
Funds and Investment Trusts - 6.6% (k)
Financial Select Sector SPDR Fund	40,674	$1,057,931
Invesco KBW Premium Yield Equity REIT ETF	9,208	272,465
iShares International Developed Real Estate ETF	38,113	1,124,715
iShares Mortgage Real Estate ETF	40,020	1,650,024
JPMorgan Alerian MLP Index ETN	61,197	1,485,251
Vanguard Real Estate ETF	13,648	1,185,875

Total Investment Companies (cost $7,098,670)		6,776,261

PREFERRED STOCKS - 6.5%
Real Estate - 6.5%
Diversified REITs - 1.1%
Colony Capital, Inc.
Series H
7.125%	8,400	174,552
Colony Capital, Inc.
Series I
7.15%	2,525	53,177
Global Net Lease, Inc.
Series A
7.25%	5,900	151,158
Investors Real Estate Trust
Series C
6.625%	1,675	42,662
PS Business Parks, Inc.
Series X
5.25%	10,000	250,000
Spirit Realty Capital, Inc.
Series A
6.00%	6,800	168,708
VEREIT, Inc.
Series F
6.70%	11,250	282,600
Vornado Realty Trust
Series K
5.70%	1,600	40,048

		1,162,905

Hotel & Resort REITs - 1.2%
Ashford Hospitality Trust, Inc.
Series F
7.375%	9,475	224,652
Ashford Hospitality Trust, Inc.
Series G
7.375%	1,000	22,910
Hersha Hospitality Trust
Series C
6.875%	1,000	25,100
Hersha Hospitality Trust
Series E
6.50%	12,600	305,424
Pebblebrook Hotel Trust
Series C
6.50%	2,600	66,040

Company	Shares	U.S. $ Value
Pebblebrook Hotel Trust
Series F
6.30%	5,600	$142,968
Summit Hotel Properties, Inc.
Series E
6.25%	10,500	258,300
Sunstone Hotel Investors, Inc.
Series E
6.95%	8,000	215,200

		1,260,594

Industrial REITs - 0.5%
Monmouth Real Estate Investment Corp.
Series C
6.125%	9,500	230,850
Rexford Industrial Realty, Inc.
Series A
5.875%	2,250	56,846
Rexford Industrial Realty, Inc.
Series B
5.875%	6,850	171,319

		459,015

Office REITs - 0.3%
Boston Properties, Inc.
Series B
5.25%	3,100	77,128
City Office REIT, Inc.
Series A
6.625%	1,600	40,784
SL Green Realty Corp.
Series I
6.50%	7,100	184,884

		302,796

Residential REITs - 0.7%
American Homes 4 Rent
Series E
6.35%	4,725	126,535
American Homes 4 Rent
Series F
5.875%	9,600	236,736
UMH Properties, Inc.
Series C
6.75%	11,200	278,768
UMH Properties, Inc.
Series D
6.375%	2,000	47,860

		689,899

Retail REITs - 1.8%
Brookfield Property REIT, Inc.
Series A
6.375%	11,025	272,979
Cedar Realty Trust, Inc.
Series C
6.50%	9,475	214,230

Company	Shares		U.S. $ Value
Kimco Realty Corp.
Series J
5.50%		10,200	$251,226
Pennsylvania Real Estate Investment Trust
Series D
6.875%		3,000	66,900
Saul Centers, Inc.
Series C
6.875%		375	9,803
Saul Centers, Inc.
Series D
6.125%		10,000	245,100
SITE Centers Corp.
Series A
6.375%		15,800	399,108
Taubman Centers, Inc.
Series J
6.50%		7,050	182,383
Urstadt Biddle Properties, Inc.
Series G
6.75%		1,325	33,920
Urstadt Biddle Properties, Inc.
Series H
6.25%		8,375	220,095

			1,895,744

Specialized REITs - 0.9%
Digital Realty Trust, Inc.
Series C
6.625%		9,100	242,970
Digital Realty Trust, Inc.
Series G
5.875%		3,650	92,199
EPR Properties
Series G
5.75%		9,225	226,474
National Storage Affiliates Trust
Series A
6.00%		3,000	76,560
Public Storage
Series C
5.125%		11,200	283,584

			921,787

Total Preferred Stocks (cost $6,704,240)			6,692,740

	Principal Amount (000)
CORPORATES - NON-INVESTMENT GRADE - 0.1%
Financial Institutions - 0.1%
Insurance - 0.1%
Polaris Intermediate Corp.
8.50% (8.50% Cash or 9.25% PIK),
12/01/22 (b)(h)	U.S.$	90	89,241

	Principal Amount (000)		U.S. $ Value
Industrial - 0.0%
Energy - 0.0%
California Resources Corp.
8.00%, 12/15/22 (b)	U.S.$	110	$76,983

Total Corporates - Non-Investment Grade (cost $180,369)			166,224

	Shares
RIGHTS - 0.0%
Consumer Discretionary - 0.0%
Multiline Retail - 0.0%
Marks & Spencer Group PLC, expiring 6/12/19 (c)
(cost $0)		1,105	545

SHORT-TERM INVESTMENTS - 0.2%
Investment Companies - 0.2%
AB Fixed Income Shares, Inc. - Government
Money Market Portfolio - Class AB, 2.34% (i)(j)(k)
(cost $211,291)		211,291	211,291

Total Investments - 94.8% (cost $95,002,795) (l)			97,575,329
Other assets less liabilities - 5.2%			5,304,184

Net Assets - 100.0%			$102,879,513

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation/ (Depreciation)
Purchased Contracts
Amsterdam Index Futures	2	June 2019	$241,430	$(2,963)
Dax Index Futures	2	June 2019	654,985	7,481
Euro STOXX 50 Index Futures	39	June 2019	1,426,879	17,238
Euro-CAC40 10 Futures	14	June 2019	810,939	(12,845)
FTSE 100 Index Futures	6	June 2019	542,439	7,824
FTSE/MIB Index Futures	1	June 2019	110,576	(2,009)
IBEX 35 Index Futures	2	June 2019	200,542	(1,534)
OMXS30 Index Futures	50	June 2019	795,744	(41,043)
S&P 500 E-Mini Futures	46	June 2019	6,330,980	(115,141)
S&P TSX 60 Index Futures	2	June 2019	284,404	194
SPI 200 Futures	4	June 2019	444,107	14,366
TOPIX Index Futures	7	June 2019	972,823	(61,698)
U.S. T-Note 10 Yr (CBT) Futures	66	September 2019	8,365,500	85,560
Sold Contracts
10 Yr Australian Bond Futures	25	June 2019	2,462,370	(102,784)
10 Yr Canadian Bond Futures	7	September 2019	739,827	(6,535)
Euro-Bund Futures	3	June 2019	564,183	(11,164)
Hang Seng Index Futures	4	June 2019	681,595	9,850
MSCI Singapore Index ETS Futures	28	June 2019	711,262	15,545
S&P 500 E-Mini Futures	13	June 2019	1,789,190	46,321
S&P/TSX 60 Index Futures	3	June 2019	426,606	(1,076)

				$(154,413)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	PHP	42,517	USD	817	6/10/19	$2,161
Barclays Bank PLC	TWD	15,236	USD	494	6/10/19	11,439
Barclays Bank PLC	USD	317	PHP	16,701	6/10/19	3,081
Barclays Bank PLC	CHF	130	USD	131	6/17/19	1,106
Barclays Bank PLC	INR	98,975	USD	1,413	7/16/19	(2,913)
Barclays Bank PLC	USD	555	INR	39,303	7/16/19	7,069
Barclays Bank PLC	USD	852	INR	59,559	7/16/19	(247)
Barclays Bank PLC	USD	186	CNY	1,254	7/25/19	(4,798)
Barclays Bank PLC	USD	736	CNY	5,095	7/25/19	24
BNP Paribas SA	TWD	10,587	USD	344	6/10/19	8,556
BNP Paribas SA	CAD	816	USD	605	6/17/19	1,525
BNP Paribas SA	CZK	7,490	USD	332	6/17/19	8,034
BNP Paribas SA	NZD	1,097	USD	727	6/17/19	8,659
BNP Paribas SA	SEK	7,683	USD	834	6/17/19	23,251
BNP Paribas SA	USD	785	NZD	1,185	6/17/19	(9,364)
BNP Paribas SA	KRW	308,776	USD	260	8/26/19	(819)
Citibank, NA	BRL	1,574	USD	399	6/04/19	(1,705)
Citibank, NA	USD	396	BRL	1,574	6/04/19	4,952
Citibank, NA	USD	393	PHP	20,672	6/10/19	3,217
Citibank, NA	EUR	939	USD	1,082	6/17/19	31,430
Citibank, NA	JPY	158,233	USD	1,426	6/17/19	(35,560)
Citibank, NA	MXN	11,953	USD	604	6/17/19	(4,595)
Citibank, NA	USD	712	EUR	631	6/17/19	(5,961)
Citibank, NA	USD	554	MXN	10,923	6/17/19	2,303
Citibank, NA	USD	222	COP	752,216	7/12/19	222
Citibank, NA	USD	452	PEN	1,526	7/12/19	(1,817)
Citibank, NA	KRW	1,513,310	USD	1,290	8/26/19	13,364
Credit Suisse International	USD	815	TWD	25,771	6/10/19	1,688
Credit Suisse International	NOK	4,461	USD	519	6/17/19	9,464
Credit Suisse International	NZD	1,363	USD	923	6/17/19	30,776
Credit Suisse International	USD	1,014	CAD	1,333	6/17/19	(27,841)
Credit Suisse International	USD	352	EUR	308	6/17/19	(7,514)
Credit Suisse International	USD	507	MXN	9,792	6/17/19	(8,314)
Credit Suisse International	USD	1,165	NZD	1,720	6/17/19	(40,176)
Credit Suisse International	USD	809	SEK	7,683	6/17/19	1,554
Goldman Sachs Bank USA	BRL	3,237	USD	810	7/02/19	(13,049)
Morgan Stanley & Co., Inc.	BRL	1,574	USD	390	6/04/19	(10,603)
Morgan Stanley & Co., Inc.	USD	399	BRL	1,574	6/04/19	1,705
Morgan Stanley & Co., Inc.	USD	933	NZD	1,363	6/17/19	(40,956)
Morgan Stanley & Co., Inc.	USD	390	BRL	1,574	7/02/19	10,535
Morgan Stanley & Co., Inc.	COP	757,679	USD	228	7/12/19	4,509
Morgan Stanley & Co., Inc.	USD	1,468	RUB	97,079	8/06/19	3,089
Morgan Stanley & Co., Inc.	USD	547	IDR	7,941,160	8/22/19	1,126
Natwest Markets PLC	CLP	924,720	USD	1,326	7/12/19	23,852
Natwest Markets PLC	PEN	4,617	USD	1,389	7/12/19	26,197
Natwest Markets PLC	USD	592	CLP	422,216	7/12/19	2,555
Standard Chartered Bank	CNY	10,612	USD	1,577	7/25/19	44,004
Standard Chartered Bank	USD	1,219	IDR	17,691,986	8/22/19	2,860
State Street Bank & Trust Co.	AUD	891	USD	636	6/17/19	17,712
State Street Bank & Trust Co.	CAD	491	USD	369	6/17/19	5,579
State Street Bank & Trust Co.	CHF	832	USD	825	6/17/19	(7,188)
State Street Bank & Trust Co.	CZK	1,374	USD	60	6/17/19	938

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
State Street Bank & Trust Co.	CZK	5,802	USD	251	6/17/19	$(330)
State Street Bank & Trust Co.	EUR	165	USD	185	6/17/19	19
State Street Bank & Trust Co.	HUF	71,174	USD	257	6/17/19	12,022
State Street Bank & Trust Co.	JPY	19,901	USD	180	6/17/19	(3,360)
State Street Bank & Trust Co.	NOK	6,934	USD	814	6/17/19	21,062
State Street Bank & Trust Co.	NOK	1,873	USD	214	6/17/19	(35)
State Street Bank & Trust Co.	NZD	487	USD	331	6/17/19	12,490
State Street Bank & Trust Co.	PLN	1,368	USD	359	6/17/19	1,687
State Street Bank & Trust Co.	THB	6,754	USD	217	6/17/19	3,237
State Street Bank & Trust Co.	THB	6,196	USD	193	6/17/19	(2,601)
State Street Bank & Trust Co.	USD	500	AUD	709	6/17/19	(7,981)
State Street Bank & Trust Co.	USD	126	AUD	182	6/17/19	445
State Street Bank & Trust Co.	USD	304	CAD	404	6/17/19	(4,843)
State Street Bank & Trust Co.	USD	646	CHF	641	6/17/19	(4,902)
State Street Bank & Trust Co.	USD	489	CHF	497	6/17/19	7,531
State Street Bank & Trust Co.	USD	638	CZK	14,666	6/17/19	(3,769)
State Street Bank & Trust Co.	USD	309	EUR	275	6/17/19	(1,000)
State Street Bank & Trust Co.	USD	253	HUF	71,174	6/17/19	(7,743)
State Street Bank & Trust Co.	USD	788	JPY	87,656	6/17/19	22,088
State Street Bank & Trust Co.	USD	341	MXN	6,628	6/17/19	(4,091)
State Street Bank & Trust Co.	USD	159	NOK	1,379	6/17/19	(1,640)
State Street Bank & Trust Co.	USD	163	NOK	1,426	6/17/19	440
State Street Bank & Trust Co.	USD	188	NZD	277	6/17/19	(6,497)
State Street Bank & Trust Co.	USD	358	PLN	1,368	6/17/19	(584)
State Street Bank & Trust Co.	USD	436	SEK	4,135	6/17/19	776
State Street Bank & Trust Co.	USD	408	THB	12,950	6/17/19	1,042
State Street Bank & Trust Co.	USD	427	TRY	2,449	6/17/19	(9,823)
State Street Bank & Trust Co.	CZK	9,512	USD	412	9/13/19	(538)
State Street Bank & Trust Co.	JPY	28,557	USD	264	9/13/19	(1,210)
State Street Bank & Trust Co.	PLN	969	USD	253	9/13/19	(637)
State Street Bank & Trust Co.	USD	228	AUD	329	9/13/19	796
State Street Bank & Trust Co.	USD	117	CAD	158	9/13/19	138
State Street Bank & Trust Co.	USD	310	SEK	2,936	9/13/19	1,538
State Street Bank & Trust Co.	USD	343	THB	10,820	9/13/19	(103)

						$118,740

CALL OPTIONS WRITTEN

Description	Counterparty	Contracts	Exercise Price		Expiration Month	Notional (000)		Premiums Received	U.S. $ Value
Euro STOXX 50 Index (m)	Citibank, NA	270	EUR	3,350.00	June 2019	EUR	905	$19,774	$(5,204)
FTSE 100 Index (m)	UBS AG	20	GBP	7,200.00	June 2019	GBP	144	3,303	(1,647)
FTSE 100 Index (m)	UBS AG	30	GBP	7,200.00	June 2019	GBP	216	4,643	(2,470)
Nikkei 225 Index (m)	Goldman Sachs International	1,000	JPY	22,125.00	June 2019	JPY	22,215	2,982	(20)
Nikkei 225 Index (m)	Goldman Sachs International	1,000	JPY	21,125.00	June 2019	JPY	21,125	2,930	(798)
Nikkei 225 Index (m)	Goldman Sachs International	1,000	JPY	21,125.00	June 2019	JPY	21,125	1,551	(799)
S&P 500 Index (m)	Goldman Sachs International	400	USD	2,880.00	June 2019	USD	1,152	20,048	(1,315)
S&P 500 Index (m)	Goldman Sachs International	400	USD	2,805.00	June 2019	USD	1,122	14,232	(8,107)
S&P 500 Index (m)	Goldman Sachs International	400	USD	2,805.00	June 2019	USD	1,122	12,712	(8,107)

								$82,175	$(28,467)

PUT OPTIONS WRITTEN

Description	Counterparty	Contracts	Exercise Price		Expiration Month	Notional (000)		Premiums Received	U.S. $ Value
Euro STOXX 50 Index (m)	Citibank, NA	270	EUR	3,350.00	June 2019	EUR	905	$23,398	$(28,887)
FTSE 100 Index (m)	UBS AG	20	GBP	7,200.00	June 2019	GBP	144	3,303	(2,856)
FTSE 100 Index (m)	UBS AG	30	GBP	7,200.00	June 2019	GBP	216	5,053	(4,284)
Nikkei 225 Index (m)	Goldman Sachs International	1,000	JPY	21,125.00	June 2019	JPY	21,125	5,029	(5,721)
Nikkei 225 Index (m)	Goldman Sachs International	1,000	JPY	21,125.00	June 2019	JPY	21,125	3,903	(5,721)
Nikkei 225 Index (m)	Goldman Sachs International	1,000	JPY	22,125.00	June 2019	JPY	22,125	5,623	(14,171)
S&P 500 Index (m)	Goldman Sachs International	400	USD	2,805.00	June 2019	USD	1,122	20,821	(28,778)
S&P 500 Index (m)	Goldman Sachs International	400	USD	2,805.00	June 2019	USD	1,122	20,719	(28,777)
S&P 500 Index (m)	Goldman Sachs International	400	USD	2,880.00	June 2019	USD	1,152	26,124	(51,944)

								$113,973	$(171,139)

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation/ (Depreciation)
NOK	6,670	4/27/27	6 Month NIBOR	1.935%	Semi-Annual/Annual	$3,579	$	– 0	–	$3,579
CHF	480	7/12/28	6 Month LIBOR	0.403%	Semi-Annual/Annual	29,593		– 0	–	29,593
CHF	160	9/10/28	6 Month LIBOR	0.400%	Semi-Annual/Annual	9,276		– 0	–	9,276
CHF	150	9/10/28	0.400%	6 Month LIBOR	Annual/Semi-Annual	(9,331)		(8,288)		(1,043)
NOK	1,390	10/11/28	6 Month NIBOR	2.396%	Semi-Annual/Annual	8,635		– 0	–	8,635
NOK	9,670	11/13/28	6 Month NIBOR	2.322%	Semi-Annual/Annual	51,674		– 0	–	51,674
SEK	5,460	11/13/28	3 Month STIBOR	1.273%	Quarterly/Annual	37,934		– 0	–	37,934
CHF	980	11/13/28	6 Month LIBOR	0.510%	Semi-Annual/Annual	66,971		– 0	–	66,971
NZD	420	11/13/28	3 Month BKBM	3.105%	Quarterly/Semi-Annual	29,505		– 0	–	29,505
NOK	1,230	12/11/28	6 Month NIBOR	2.172%	Semi-Annual/Annual	3,485		– 0	–	3,485
NZD	80	1/11/29	3 Month BKBM	2.653%	Quarterly/Semi-Annual	3,968		– 0	–	3,968
NOK	1,690	2/08/29	6 Month NIBOR	2.072%	Semi-Annual/Annual	2,786		– 0	–	2,786
CHF	1,280	4/17/29	6 Month LIBOR	0.106%	Semi-Annual/Annual	31,489		– 0	–	31,489
NZD	1,160	4/17/29	3 Month BKBM	2.305%	Quarterly/Semi-Annual	27,564		– 0	–	27,564
NZD	590	4/17/29	2.305%	3 Month BKBM	Semi-Annual/Quarterly	(14,021)		(13,795)		(226)
NZD	410	5/07/29	3 Month BKBM	2.193%	Quarterly/Semi-Annual	6,871		– 0	–	6,871
NOK	3,160	6/04/29	6 Month NIBOR	1.935%	Semi-Annual/Annual	(163)		– 0	–	(163)

						$289,815		$(22,083)		$311,898

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at May 31, 2019	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Citigroup Global Markets, Inc.
CDX-CMBX.NA.BBB-Series 6, 5/11/63*	3.00%	Monthly	6.85%	USD	70	$(7,514)	$(9,131)	$1,617
CDX-CMBX.NA.BBB-Series 6, 5/11/63*	3.00	Monthly	6.85	USD	8	(859)	(809)	(50)
Credit Suisse International
CDX-CMBX.NA.BBB-Series 6, 5/11/63*	3.00	Monthly	6.85	USD	138	(14,812)	(17,341)	2,529
CDX-CMBX.NA.BBB-Series 6, 5/11/63*	3.00	Monthly	6.85	USD	4	(429)	(506)	77
CDX-CMBX.NA.BBB-Series 6, 5/11/63*	3.00	Monthly	6.85	USD	3	(322)	(306)	(16)
CDX-CMBX.NA.BBB-Series 6, 5/11/63*	3.00	Monthly	6.85	USD	54	(5,793)	(5,517)	(276)
CDX-CMBX.NA.BBB-Series 6, 5/11/63*	3.00	Monthly	6.85	USD	81	(8,695)	(8,063)	(632)
Goldman Sachs International
CDX-CMBX.NA.BBB-Series 6, 5/11/63*	3.00	Monthly	6.85	USD	149	(15,980)	(21,866)	5,886
CDX-CMBX.NA.BBB-Series 6, 5/11/63*	3.00	Monthly	6.85	USD	26	(2,790)	(3,377)	587
CDX-CMBX.NA.BBB-Series 6, 5/11/63*	3.00	Monthly	6.85	USD	7	(751)	(909)	158
CDX-CMBX.NA.BBB-Series 6, 5/11/63*	3.00	Monthly	6.85	USD	69	(7,407)	(6,666)	(741)

						$(65,352)	$(74,491)	$9,139

*	Termination date

INFLATION (CPI) SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	USD	1,864	8/31/20	2.235%	CPI#	Maturity	$(22,783)
Barclays Bank PLC	USD	1,865	9/04/20	2.248%	CPI#	Maturity	(22,920)
Barclays Bank PLC	USD	2,083	9/20/20	2.263%	CPI#	Maturity	(25,688)
Barclays Bank PLC	USD	2,079	10/15/20	2.208%	CPI#	Maturity	(22,675)
Barclays Bank PLC	USD	1,067	10/15/20	2.210%	CPI#	Maturity	(11,690)
Citibank, NA	USD	1,520	10/17/20	2.220%	CPI#	Maturity	(16,822)
JPMorgan Chase Bank, NA	USD	1,911	8/30/20	2.210%	CPI#	Maturity	(22,305)
JPMorgan Chase Bank, NA	USD	2,100	7/15/24	2.165%	CPI#	Maturity	(22,824)

							$(167,707)

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

TOTAL RETURN SWAPS

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)	Maturity Date	Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Obligation
JPMorgan Chase Bank, NA JPABSAA1 (1)	0.11%	Maturity	35,929	6/28/19	$0

(a)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2019, the aggregate market value of these securities amounted to $6,575,734 or 6.4% of net assets.

(c)	Non-income producing security.
(d)	Defaulted.
(e)	Defaulted matured security.
(f)	Illiquid security.
(g)	When-Issued or delayed delivery security.
(h)	Pay-In-Kind Payments (PIK). The issuer may pay cash interest and/or interest in additional debt securities. Rates shown are the rates in effect at May 31, 2019.
(i)	Affiliated investments.
(j)	The rate shown represents the 7-day yield as of period end.
(k)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(l)

As of May 31, 2019, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $6,240,118 and gross unrealized depreciation of investments was $(3,553,384), resulting in net unrealized appreciation of $2,686,734.

(m)	One contract relates to 1 share.

As of May 31, 2019, the Fund’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 5.1% and 0.0%, respectively.

Currency Abbreviations:

AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CLP	-	Chilean Peso
CNY	-	Chinese Yuan Renminbi
COP	-	Colombian Peso
CZK	-	Czech Koruna
EUR	-	Euro
GBP	-	Great British Pound
HUF	-	Hungarian Forint
IDR	-	Indonesian Rupiah
INR	-	Indian Rupee
JPY	-	Japanese Yen
KRW	-	South Korean Won
MXN	-	Mexican Peso
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
PEN	-	Peruvian Sol
PHP	-	Philippine Peso
PLN	-	Polish Zloty
RUB	-	Russian Ruble
SEK	-	Swedish Krona
THB	-	Thailand Baht
TRY	-	Turkish Lira
TWD	-	New Taiwan Dollar
USD	-	United States Dollar

Glossary:

AGM	-	Assured Guaranty Municipal
ASX	-	Australian Stock Exchange
BKBM	-	Bank Bill Benchmark (New Zealand)
CBT	-	Chicago Board of Trade
ETF	-	Exchange Traded Fund
ETM	-	Escrowed to Maturity
ETN	-	Exchange Traded Note
ETS	-	Emission Trading Scheme
FTSE	-	Financial Times Stock Exchange
IBEX	-	International Business Exchange
LIBOR	-	London Interbank Offered Rates
MIB	-	Milano Italia Borsa
MSCI	-	Morgan Stanley Capital International
NATL	-	National Interstate Corporation
NIBOR	-	Norwegian Interbank Offered Rate
REIT	-	Real Estate Investment Trust
SPDR	-	Standard & Poor’s Depository Receipt
SPI	-	Share Price Index
STIBOR	-	Stockholm Interbank Offered Rate
TOPIX	-	Tokyo Price Index
TSX	-	Toronto Stock Exchange

(1)	The following table represents the 50 largest (long/short) equity basket holdings underlying the total return swap with JPABSAA1 as of May 31, 2019.

Security Description	Shares	Current Notional	Percent of Basket’s Value
S&P 500 Total Return	(2,815)	$(15,738,987)	-43.8%
MSCI Daily TR Gross EAFE	(1,280)	(9,796,045)	-27.3%
JPMorgan Cash	(23,478)	(7,019,849)	-19.5%
MSCI Daily TR Gross Canada	(140)	(1,013,913)	-2.8%
Nice Ltd.	62	852,340	2.4%
Roche Holding AG	3,178	830,942	2.3%
Microsoft Corp.	5,838	723,954	2.0%

Security Description	Shares	Current Notional	Percent of Basket’s Value
Fidelity National Financial Inc.	17,648	$688,291	1.9%
Royal Dutch Shell PLC	210	656,195	1.8%
Merck & Co Inc.	8,171	645,496	1.8%
Raytheon Co.	3,505	609,833	1.7%
Ross Stores Inc.	6,557	609,833	1.7%
Booz Allen Hamilton Holding Co.	9,623	606,267	1.7%
Automatic Data Processing Inc.	3,745	599,134	1.7%
Philip Morris International Inc.	7,364	567,038	1.6%
Oracle Corp.	11,048	563,471	1.6%
Nippon Telegraph & Telephone Co.	12,493	559,905	1.6%
Paychex Inc.	6,511	559,905	1.6%
Toronto-Dominion Bank/The	10,164	556,339	1.5%
Apple Inc.	3,179	556,339	1.5%
Check Point Software Technology	5,025	552,773	1.5%
RELX PLC	23,469	549,206	1.5%
TJX Cos Inc./The	10,699	534,941	1.5%
HKT Trust & HKT Ltd.	344,859	527,809	1.5%
Novo Nordisk A/S	11,213	527,101	1.5%
Royal Bank of Canada	6,570	495,712	1.4%
Walmart Inc.	4,908	495,712	1.4%
Gilead Sciences Inc.	7,478	463,616	1.3%
Dollar General Corp.	3,622	460,049	1.3%
AutoZone Inc.	448	460,049	1.3%
Comcast Corp.	11,047	452,917	1.3%
McDonald’s Corp.	2,269	449,351	1.3%
Nippon Building Fund Inc.	64	438,652	1.2%
Pfizer Inc.	10,444	438,652	1.2%
Oracle Corp. Japan	6,071	424,387	1.2%
Wolters Kluwer NV	5,994	420,820	1.2%
British American Tobacco PLC	120	417,254	1.2%
Salmar ASA	8,897	406,555	1.1%
Aristocrat Leisure Ltd.	20,234	406,555	1.1%
Vonovia SE	7,354	385,158	1.1%
EDP - Energias de Portugal SA	115,211	385,158	1.1%
NN Group NV	9,789	370,893	1.0%
Eli Lilly & Co.	3,136	363,760	1.0%
TELUS Corp.	9,739	360,194	1.0%
Home Depot Inc./The	1,896	360,194	1.0%
Unilever PLC	58	356,628	1.0%
Bristol-Myers Squibb Co.	7,925	356,628	1.0%
Merlin Properties Socimi SA	26,136	349,495	1.0%
Visa Inc.	2,082	335,230	0.9%
CME Group Inc.	1,727	331,664	0.9%
Other	229,053	11,419,213	31.8%

AB Tax-Managed All Market Income Portfolio

May 31, 2019 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option depends upon the contractual terms of, and specific risks inherent in, the option as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options generally will be classified as Level 2. For options that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of May 31, 2019:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$48,431,244	$10,026,543	$58,457,787
Short-Term Municipal Notes	– 0	–	378,889	– 0	–	378,889
Common Stocks:
Health Care	2,565,763	2,093,583	– 0	–	4,659,346
Consumer Staples	2,911,576	784,005	– 0	–	3,695,581
Financials	1,175,391	1,596,623	– 0	–	2,772,014
Industrials	1,297,274	1,269,486	– 0	–	2,566,760
Communication Services	1,526,185	746,605	– 0	–	2,272,790
Energy	1,369,539	469,313	– 0	–	1,838,852
Utilities	1,242,554	591,178	– 0	–	1,833,732
Consumer Discretionary	707,275	1,035,026	– 0	–	1,742,301
Information Technology	1,534,373	175,143	– 0	–	1,709,516
Materials	553,253	921,541	– 0	–	1,474,794
Real Estate	– 0	–	325,906	– 0	–	325,906
Investment Companies	6,776,261	– 0	–	– 0	–	6,776,261
Preferred Stocks	6,692,740	– 0	–	– 0	–	6,692,740
Corporates - Non-Investment Grade	– 0	–	166,224	– 0	–	166,224
Rights	545	– 0	–	– 0	–	545
Short-Term Investments:
Investment Companies	211,291	– 0	–	– 0	–	211,291

Total Investments in Securities	28,564,020	58,984,766	10,026,543	97,575,329
Other Financial Instruments (a):
Assets:
Futures	132,075	72,304	– 0	–	204,379
Forward Currency Exchange Contracts	– 0	–	403,847	– 0	–	403,847
Centrally Cleared Interest Rate Swaps	– 0	–	313,330	– 0	–	313,330
Total Return Swaps	– 0	–	– 0	–	– 0	–	– 0	–
Liabilities:
Futures	(236,700)	(122,092)	– 0	–	(358,792)
Forward Currency Exchange Contracts	– 0	–	(285,107)	– 0	–	(285,107)
Call Options Written	– 0	–	(28,467)	– 0	–	(28,467)
Put Options Written	– 0	–	(171,139)	– 0	–	(171,139)
Centrally Cleared Interest Rate Swaps	– 0	–	(23,515)	– 0	–	(23,515)
Credit Default Swaps	– 0	–	(65,352)	– 0	–	(65,352)
Inflation (CPI) Swaps	– 0	–	(167,707)	– 0	–	(167,707)

Total	$28,459,395	$58,910,868	$10,026,543	$97,396,806

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Long-Term Municipal Bonds		Total
Balance as of 8/31/18	$8,607,904		$8,607,904
Accrued discounts/(premiums)	(10,799)		(10,799)
Realized gain (loss)	(278,279)		(278,279)
Change in unrealized appreciation/depreciation	528,290		528,290
Purchases	1,966,870		1,966,870
Sales	(787,443)		(787,443)
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 5/31/19	$10,026,543		$10,026,543

Net change in unrealized appreciation/depreciation from investments held as of 5/31/19	$(220,157)		$(220,157)

As of May 31, 2019, all Level 3 securities were priced by third party vendors.

A summary of the Fund’s transactions in AB mutual funds for the nine months ended May 31, 2019 is as follows:

Fund	Market Value 8/31/18 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 5/31/19 (000)	Dividend Income (000)
Government Money Market Portfolio	$1,665	$44,472	$45,926	$211	$66